CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 1,088	$ 920	$ 1,381
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	140	117	(189)
Preferred dividends of subsidiaries	(5)	(6)	(8)
San Diego Gas and Electric Company and Subsidiary [Member]
Net income	435	515	455
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	19	(12)	(36)
Southern California Gas Company [Member]
Net income	365	290	288
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total		3	1
Before-Tax Amount [Member]
Net income	1,375	924	1,733
Comprehensive income, net of income tax
Foreign currency translation adjustments	111	119	(79)
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(2)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	47	(4)	(20)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	13	(6)	(26)
Other Comprehensive Income (Loss), Net of Tax, Total	171	109	(181)
Total comprehensive income	1,546	1,033	1,552
Preferred dividends of subsidiaries	(5)	(6)	(8)
Total comprehensive income, after preferred dividends of subsidiaries	1,541	1,027	1,544
Before-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net income	602	679	673
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	3	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	3	(1)	0
Total comprehensive income	605	678	673
Before-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	481	369	431
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)	5	(2)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1	2	3
Other Comprehensive Income (Loss), Net of Tax, Total	(1)	7	1
Total comprehensive income	480	376	432
Income Tax (Expense) Benefit [Member]
Net income	(366)	(59)	(394)
Comprehensive income, net of income tax
Foreign currency translation adjustments	0	0	3
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(19)	2	8
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(4)	2	10
Other Comprehensive Income (Loss), Net of Tax, Total	(23)	4	22
Total comprehensive income	(389)	(55)	(372)
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	(389)	(55)	(372)
Income Tax (Expense) Benefit [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net income	(191)	(190)	(237)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	(1)	0	0
Total comprehensive income	(192)	(190)	(237)
Income Tax (Expense) Benefit [Member] | Southern California Gas Company [Member]
Net income	(116)	(79)	(143)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	1	(3)	1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	(1)	(1)
Other Comprehensive Income (Loss), Net of Tax, Total	1	(4)	0
Total comprehensive income	(115)	(83)	(143)
Net-Of-Tax Amount [Member]
Net income	1,009	865	1,339
Comprehensive income, net of income tax
Foreign currency translation adjustments	111	119	(76)
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	28	(2)	(12)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	9	(4)	(16)
Other Comprehensive Income (Loss), Net of Tax, Total	148	113	(159)
Total comprehensive income	1,157	978	1,180
Preferred dividends of subsidiaries	(5)	(6)	(8)
Total comprehensive income, after preferred dividends of subsidiaries	1,152	972	1,172
Net-Of-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net income	411	489	436
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	2	(1)
Total comprehensive income	413	488	436
Net-Of-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	365	290	288
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)	2	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1	1	2
Other Comprehensive Income (Loss), Net of Tax, Total	0	3	1
Total comprehensive income	365	293	289
Noncontrolling Interests [Member]
Net income	79	55	42
Comprehensive income, net of income tax
Foreign currency translation adjustments	(27)	15	6
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			0
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	19	(11)	(36)
Other Comprehensive Income (Loss), Net of Tax, Total	(8)	4	(30)
Total comprehensive income	71	59	12
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	71	59	12
Noncontrolling Interests [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net income	24	26	19
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	17	(11)	(36)
Other Comprehensive Income (Loss), Net of Tax, Total	17	(11)	(36)
Total comprehensive income	41	15	(17)
Total Equity [Member]
Net income	1,088	920	1,381
Comprehensive income, net of income tax
Foreign currency translation adjustments	84	134	(70)
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	28	(2)	(12)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	28	(15)	(52)
Other Comprehensive Income (Loss), Net of Tax, Total	140	117	(189)
Total comprehensive income	1,228	1,037	1,192
Preferred dividends of subsidiaries	(5)	(6)	(8)
Total comprehensive income, after preferred dividends of subsidiaries	1,223	1,031	1,184
Total Equity [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net income	435	515	455
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	17	(11)	(36)
Other Comprehensive Income (Loss), Net of Tax, Total	19	(12)	(36)
Total comprehensive income	$ 454	$ 503	$ 419